Earnings(loss) per share - Additional information (Details)	3 Months Ended
Mar. 31, 2022 $ / shares shares
Loss per share
Strike price of vested options | $ / shares	$ 0
Deferred exchange shares	20,000,000
Increase in shares due to shares issued in business combination	1,448,270